Debt - Term Loan Agreement - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Jun. 30, 2016	Dec. 27, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Total debt	$ 3,831,350	$ 4,733,136		$ 4,698,592
2011 Term Loan [Member]
Debt Instrument [Line Items]
Total debt		2,038,000		2,059,000
Unamortized deferred financing cost		$ 10,000		$ 15,000	$ 6,000
Interest rate above base rate		2.50%
Basis spread on variable interest rate		3.50%
Floor interest rate on basis spread		1.00%
Principal repayments		$ 5,000
2011 Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate		2.00%
2011 Term Loan [Member] | Entities Affiliated [Member]
Debt Instrument [Line Items]
Interest Rate		4.50%
Basis spread on variable interest rate		3.50%
Floor interest rate on basis spread		1.00%
Amended and Restated 2016 Term Loan [Member]
Debt Instrument [Line Items]
Total debt	2,181,000
Unamortized deferred financing cost	$ 14,000		$ 4,000
Interest rate above base rate	2.25%
Basis spread on variable interest rate	3.25%
Floor interest rate on basis spread	0.75%
Principal repayments	$ 5,500
Amended and Restated 2016 Term Loan [Member] | Entities Affiliated [Member]
Debt Instrument [Line Items]
Interest Rate	4.00%
Basis spread on variable interest rate	3.25%
Floor interest rate on basis spread	0.75%